Other income, net	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Income [Abstract]
Other income, net
Note 25 - Other income, net

	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Changes in contingent consideration	9,112	33,684	12,002
Production delay compensation	12,503	9,542	-
Others	(5,443)	221	1,765

Total	16,172	43,447	13,767